Property, Software and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Software and Equipment, Net [Abstract]
Depreciation expense	$ 4,503	$ 4,114	$ 5,078